Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,550.00
Total Offset Amount	19,517.60
Net Fee	57,032.40
Narrative - Max Aggregate Offering Price	$ 500,000,000.00
Final Prospectus	true